INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of maximum applicable income tax rates of other countries where the Company's subsidiaries having significant operations

	Year ended December 31,
	2023	2022	2021
Germany
– Corporation tax*	15.825%	15.825%	15.825%
– Trade tax*	14.35%	14.35%	13.825%
UK**	25%	19%	19%
Netherlands	25.8%	25.8%	25.8%

*This corporate tax rate excludes trade tax, which rate depends on the municipality in which Lotus GmbH conducts its business. Trade Tax is calculated by determining the Trade Tax Base with 3.5% of the trade income and applying the tax factor which differs according to the specific municipality in Germany and equals 410%, 410% and 395% for the municipality of Raunheim in 2023, 2022 and 2021, respectively.

**UK corporate income tax rate changed from 19% to 25% since April 2023.

Schedule of component of income tax expense

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
The PRC, excluding Hong Kong	(514,816)	(652,302)	(113,598)
Germany	(5,370)	801	2,060
UK	(166,174)	821	2,415
Netherlands	(46,774)	(47,710)	(1,415)
Cayman Islands	(4,383)	(25,598)	1,860
Hong Kong	(1,859)	78	—
Others	(9,766)	(361)	—
Total	(749,142)	(724,271)	(108,678)

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Current income tax expense
−The PRC, excluding Hong Kong	727	73	852
− Germany	332	400	603
− UK	—	(187)	182
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	—	—	—
− Others	54	6	—
Total current tax provision	1,113	292	1,637
Deferred income tax expense
− The PRC, excluding Hong Kong	—	—	—
− Germany	—	—	—
− UK	—	—	216
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	—	—	—
− Others	—	—	—
Total deferred tax expense	—	—	216
Total income tax expense	1,113	292	1,853

Schedule of reconciliation of actual income tax expense reported from the amount computed by applying the PRC income tax rate

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Computed expected income tax benefit at the PRC statutory tax rate of 25%	(187,286)	(181,068)	(27,170)
Effect on tax rates in different tax jurisdiction	824	5,997	(373)
Preferential tax rate impact	(423)	—	—
Tax effect of non-deductible expenses	2,474	480	110
Tax effect of R&D expenses additional deduction	(17,732)	(3,068)	(134)
Change in valuation allowance	202,586	177,715	29,784
Tax filing difference	663	—	—
Others	7	236	(364)
Actual income tax expense	1,113	292	1,853

Schedule of deferred tax assets and liabilities

	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets:
Net operating losses carryforwards	186,642	78,971
Accrued expenses	22,664	23,271
Deferral of tax deduction of R&D expenses	308,850	263,384
Operating lease liabilities	31,633	29,201
Exchangeable notes	5,061	3,532
Mandatorily redeemable noncontrolling interest	-	1,463
Convertible notes	3,620	1,289
Deferral of tax deduction of advertising expenses	10,054	6,404
Property, equipment and software	2,908	364
Equity investments	843	667
Deferred revenue	19,102	1,619
Total gross deferred tax assets	591,377	410,165
Valuation allowance on deferred tax assets	(390,737)	(202,715)
Deferred tax assets, net of valuation allowance	200,640	207,450
Deferred tax liabilities:
Property, equipment and software	(3,430)	(285)
Derivative assets	(17)	—
Government grants	(155,717)	(178,090)
Operating lease right-of-use assets	(41,476)	(29,201)
Total deferred tax liabilities	(200,640)	(207,576)
Net deferred tax liabilities	—	(126)

	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets	—	—
Deferred tax liabilities	—	(126)
Net deferred tax liabilities	—	(126)

Summary of valuation allowance

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Balance at the beginning of the year	202,715	32,914	3,130
Addition	215,886	177,715	29,784
Deduction	(25,934)	—	—
Effect of foreign currency translation	(1,930)	(7,914)	—
Balance at the end of the year	390,737	202,715	32,914

Schedule of operating loss carryforwards

Year ending December 31,	Amount
US$
2026	43,523
2027	151,292
2028	275,898
Total	470,713